Jul. 21, 2022
Virtus Water Fund
Virtus Water Fund

Virtus Water Fund,
a series of Virtus Strategy Trust

Supplement dated July 21, 2022 to the Summary Prospectus and
Statutory Prospectus for Virtus Strategy Trust dated January 28, 2022, as supplemented

Important Notice to Investors

The following changes, as approved by the Board of Trustees of Virtus Strategy Trust (the “Trust”), for the Virtus Water Fund (the “Fund”), will be effective July 25, 2022.

◾	Duff & Phelps Investment Management Co. (“Duff & Phelps”), an affiliate of Virtus Investment Advisers, Inc., will manage the Fund as subadviser.

◾	David D. Grumhaus, Jr. will be added as portfolio manager of the Fund.

◾	Allianz Global Investors U.S. LLC. (“AllianzGI U.S.”) will be removed as subadviser of the Fund. Accordingly, all references to AllianzGI U.S. as subadviser of the Fund and to Andreas Fruschki, CFA, as portfolio manager of the Fund, will be removed from the prospectuses.

◾	The Fund will be renamed the Virtus Duff & Phelps Water Fund.

Virtus Investment Advisers, Inc. the Fund’s investment adviser, continues to serve as investment adviser of the Fund.

Additional disclosure changes resulting from the change in subadviser are described below.

The disclosure in footnote 2 under the table in “Fees and Expenses” will be replaced with the following:

(2)	Total Annual Fund Operating Expenses After Expense Reimbursement reflect the effect of a contractual agreement by Virtus Investment Advisers, Inc. (“VIA”) to waive its management fee and/or reimburse the fund to the extent that Total Annual Fund Operating Expenses, excluding interest, any other fees or expenses relating to financial leverage or borrowing (such as commitment, amendment and renewal expenses on credit or redemption facilities), tax, extraordinary, unusual or infrequently occurring expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses, and acquired fund fees and expenses, exceed 1.22% for Class A shares, 1.97% for Class C shares, 0.93% for Institutional Class shares and 0.94% for Class P shares through September 20, 2023. Under the Expense Limitation Agreement, VIA may recoup amounts waived or reimbursed in the preceding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement also permits recoupment by a former adviser of amounts waived or reimbursed by it within the three preceding years under an expense limitation arrangement in effect before VIA became adviser to the fund. The Expense Limitation Agreement is terminable by mutual agreement of the parties.

The disclosure under “Principal Investment Strategies” in the summary prospectus and the summary section of the statutory prospectus will be replaced with the following:

The fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies that are represented in one or more of the S&P Global Water Index, the NASDAQ OMX US Water or Global Water Indices, or the S-Network Global Water Index (Composite), or that are substantially engaged in water-related activities. Water-related activities consist of those that relate to the quality or availability of or demand for potable and non-potable water and include, but are not limited to, the following: water production, storage, transport and distribution; water supply enhancing or water demand-reducing technologies and materials; water planning, control and research; water conditioning, such as filtering, desalination, disinfection and purification; sewage and liquid waste treatment; and water delivery-related equipment and technology, consulting or engineering services relating to any of the above-mentioned activities. The specific activities that the fund may from time to time consider to qualify as “water-related activities” will change as markets, technologies and investment practices develop. The portfolio managers intend to diversify the fund’s investments across geographic regions. Under normal market conditions, the fund will typically invest (i) between 45%-75% of its total assets in U.S. securities, (ii) between 20%-45% of its total assets in European securities, and (iii) up to 25% of its total assets in Asia and other geographies. The fund may invest in emerging market securities.

The portfolio managers select investments on a bottom-up basis irrespective of market capitalization, geography, industry/sector or growth- or value-orientation, and may look for several of the following characteristics: higher than average sustainable growth; substantial capacity for growth of revenue and earnings; superior management; alignment to select United Nations Sustainable Development Goals (SDG’s) and other comparable societal goals; strong commitment to research and product development; and differentiated or superior product offerings addressing the structural demand drivers. The portfolio managers consider the level of active contribution to the improvement of water resource management during the stock selection process.

Companies’ Environmental, Social and Corporate Governance (“ESG”) practices are also considered as the portfolio managers believe this enhances the investment process.

The fund is “non-diversified,” which means that it may invest a significant portion of its assets in a relatively small number of issuers, which may increase risk. In addition to common stocks and other equity securities (such as preferred stocks, and warrants), the fund may invest in securities issued in initial public offerings (IPOs), and may utilize foreign currency exchange contracts, options, and other derivative instruments. Although the fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Investors should retain this supplement with the Prospectuses for future reference.